Description of Organization, Business Operations and Basis of Presentation	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Rice Acquisition Corp. [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Description of Organization, Business Operations and Basis of Presentation

Note 1 — Description of Organization and Business Operations

Rice Acquisition Corp. (the “Company”) was incorporated in Delaware on September 1, 2020. As used herein, “the Company” or “Rice” refer to Rice Acquisition Corp. and its majority-owned and controlled operating subsidiary, Rice Acquisition Holdings LLC (the “Opco”), unless the context indicates otherwise. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.

As of December 31, 2020, the Company had not commenced any operations. All activity for the period from September 1, 2020 (inception) through December 31, 2020 relates to the Company’s formation and the preparation of its initial public offering (the “Initial Public Offering”) and since the closing of the Initial Public Offering, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering (as defined below). The Company has selected December 31 as its fiscal year end.

The Company’s sponsor is Rice Acquisition Sponsor LLC, a Delaware limited liability company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on October 21, 2020. On October 26, 2020, the Company consummated its Initial Public Offering of 23,725,000 units (each, a “Unit” and collectively, the “Units”), including 2,225,000 additional Units that were issued pursuant to the underwriters’ partial exercise of their over-allotment option (the “Over-Allotment Units”), at $10.00 per Unit, generating gross proceeds of approximately $237.3 million, and incurring offering costs of approximately $12.5 million, inclusive of $7.6 million in deferred underwriting commissions (Note 6).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 6,771,000 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) to the Sponsor and Atlas Point Energy Infrastructure Fund, LLC (“Atlas Point Fund”), at a price of $1.00 per Private Placement Warrant, generating gross proceeds to the Company of approximately $6.8 million (Note 5). Each Private Placement Warrant is exercisable to purchase one share of Rice’s Class A common stock or, in certain circumstances, one Class A Unit of Opco together with a corresponding number of shares of Rice’s non-economic Class B common stock.

Following the Initial Public Offering, the Public Stockholders (as defined below) will hold a direct economic equity ownership interest in Rice in the form of shares of Class A common stock, and an indirect ownership interest in Opco through Rice’s ownership of Class A Units of Opco. By contrast, the Initial Stockholders (as defined below) will own direct economic interests in Opco in the form of Class B Units and a corresponding non-economic voting equity interest in Rice in the form of shares of Class B common stock, as well as a small direct interest through the Sponsor Shares (as defined in Note 5). Sponsor Shares were purchased for $10.00 each and, in the absence of an initial Business Combination, will generally participate in liquidation or other payments on a pari passu basis with the Public Shares (as defined below). However, given the relatively de minimis number of Sponsor Shares relative to Public Shares, in many cases the economic, governance or other effects of the Sponsor Shares are not material to the holders of Class A common stock or warrants, and for simplicity, portions of this disclosure may not fully describe or reflect these immaterial effects.

Upon the closing of the Initial Public Offering and the Private Placement, approximately $237.3 million of the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants in the Private Placement were placed in a trust account (“Trust Account”) located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and invested only in U.S. “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act (as defined below) having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (excluding the amount of any deferred underwriting discount held in Trust) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-business combination company controls 50% or more of the voting securities of the target or is otherwise not required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

The Company will provide the holders (the “Public Stockholders”) of the Company’s Public Shares with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. Unless otherwise stated herein, the term “Public Shares” includes the 2,500 shares of Class A common stock, par value $0.0001 per share, of the Company held by the Sponsor and forming part of the Sponsor Shares. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then held in the Trust Account (initially anticipated to be $10.00 per Public Share). The per-share amount to be distributed to Public Stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6). These Public Shares will be recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” The Company will proceed with a Business Combination if a majority of the shares voted are voted in favor of the Business Combination. The Company will not redeem the Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks stockholder approval in connection with a Business Combination, the Initial Stockholders (as defined below) have agreed to vote their Founder Shares (as defined below in Note 5), Sponsor Shares and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the Initial Stockholders have agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination.

The Amended and Restated Certificate of Incorporation provides that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 20% or more of the Public Shares, without the prior consent of the Company.

If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or October 26, 2022 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to pay franchise and income taxes of the Company or Opco (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares and Class A Units of Opco (other than those held by Rice), which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor, Atlas Point Fund and the Company’s officers and directors (the “Initial Stockholders”) have agreed (i) that any Founder Shares and Sponsor Shares held by them will not be entitled to redemption rights, and they will waive any such redemption rights for any Public Shares held by them, in connection with the completion of the initial Business Combination, (ii) that any Founder Shares and Sponsor Shares held by them will not be entitled to redemption rights, and they will waive any such redemption rights for any Public Shares held by them, in connection with a stockholder vote to amend our amended and restated certificate of incorporation in a manner that would affect the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company have not consummated the initial Business Combination within the Combination Period, (iii) that any Founder Shares held by them are subject to forfeiture, and thus will not be entitled to liquidating distributions from the Trust Account, and they will waive any such rights to liquidating distributions for any Founder Shares, if the Company fails to complete the initial Business Combination within the Combination Period (although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares and Sponsor Shares they hold if the Company fails to complete the initial Business Combination within the Combination Period), and (iv) in certain limited circumstances the Class B Units of Opco will have more limited rights to current or liquidating distributions from the Company.

The underwriters agreed to waive their rights to the deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and subsequently liquidates and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares and Sponsor Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a letter of intent, confidentiality or other similar agreement or business combination agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share or Class A Unit of Opco not held by Rice and (ii) the actual amount per Public Share or Class A Unit of Opco not held by Rice held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share or Class A Unit of Opco not held by Rice due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable), nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Basis of Presentation and Principles of Consolidation

The Company’s Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include all adjustments necessary for the fair presentation of the Company’s financial position for the periods presented.

The consolidated financial statements include the accounts of the Company and its majority-owned and controlled operating subsidiary after elimination of all intercompany transactions and balances as of December 31, 2020. The ownership interest of noncontrolling participants in the operating subsidiary is included as a separate component of stockholders’ equity. The noncontrolling participants’ share of the net loss is included as “Net loss attributable to noncontrolling interest in Opco” on the accompanying consolidated statement of operations.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make comparison of the Company’s Consolidated Financial Statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Liquidity and Capital Resources

As of December 31, 2020, the Company had approximately $1.3 million in its operating bank account and working capital of approximately $1.6 million (including tax obligations of approximately $32,000 that may be paid using the withdrawal of interest earned from Trust Account).

The Company’s liquidity needs to date had been satisfied through the payment of $26,000 from the Sponsor to purchase the Founder Shares and Sponsor Shares (see Note 5), the loan under the Note of approximately $290,000 (see Note 5), and the net proceeds from the consummation of the Private Placement not held in the Trust Account. The Company repaid the Note in full on November 10, 2020. In addition, in order to finance transaction costs in connection with a Business Combination, the Company’s officers, directors and initial stockholders may, but are not obligated to, provide the Company Working Capital Loans (see Note 5). As of December 31, 2020, there were no amounts outstanding under any Working Capital Loans.

Based on the foregoing, management believes that the Company will have sufficient working capital and borrowing capacity to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this time period, the Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.

Risk and Uncertainties

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus (the “COVID-19 outbreak”). In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally. The full impact of the COVID-19 outbreak continues to evolve. The impact of the COVID-19 outbreak on the Company’s results of operations, financial position and cash flows will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of the COVID-19 outbreak on the financial markets and the overall economy are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Company’s results of operations, financial position and cash flows may be materially adversely affected. Additionally, the Company’s ability to complete an Initial Business Combination may be materially adversely affected due to significant governmental measures being implemented to contain the COVID-19 outbreak or treat its impact, including travel restrictions, the shutdown of businesses and quarantines, among others, which may limit the Company’s ability to have meetings with potential investors or affect the ability of a potential target company’s personnel, vendors and service providers to negotiate and consummate an Initial Business Combination in a timely manner. The Company’s ability to consummate an Initial Business Combination may also be dependent on the ability to raise additional equity and debt financing, which may be impacted by the COVID-19 outbreak and the resulting market downturn. The Consolidated Financial Statements does not include any adjustments that might result from the outcome of this uncertainty.

Note 1 — Description of Organization, Business Operations and Basis of Presentation

Rice Acquisition Corp. is a blank check company incorporated in Delaware on September 1, 2020. As used herein, the “Company” or “Rice” refer to Rice Acquisition Corp. and its majority-owned and controlled operating subsidiary, Rice Acquisition Holdings LLC (“RAC OpCo”), unless the context indicates otherwise. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.

As of June 30, 2021, the Company had not commenced any operations. All activity for the three and six months ended June 30, 2021 relates to the search for a prospective initial Business Combination, including activities in connection with the proposed acquisitions of Aria Energy LLC, a Delaware limited liability company, and Archaea Energy LLC, a Delaware limited liability company. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash, cash equivalents and investments from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The Company’s sponsor is Rice Acquisition Sponsor LLC, a Delaware limited liability company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on October 21, 2020. On October 26, 2020, the Company consummated its Initial Public Offering of 23,725,000 units (each, a “Unit” and collectively, the “Units”), including 2,225,000 additional Units that were issued pursuant to the underwriters’ partial exercise of their over-allotment option (the “Over-Allotment Units”), at $10.00 per Unit, generating gross proceeds of approximately $237.3 million, and incurring offering costs of approximately $12.5 million, inclusive of $7.6 million in deferred underwriting commissions (Note 5).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 6,771,000 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) to the Sponsor and Atlas Point Energy Infrastructure Fund, LLC (“Atlas Point Fund”), at a price of $1.00 per Private Placement Warrant, generating gross proceeds to the Company of approximately $6.8 million (Note 4). Each Private Placement Warrant is exercisable to purchase one share of Rice’s Class A common stock or, in certain circumstances, one Class A Unit of RAC OpCo together with a corresponding number of shares of Rice’s non-economic Class B common stock.

Following the Initial Public Offering, the Public Stockholders (as defined below) hold a direct economic equity ownership interest in Rice in the form of shares of Class A common stock, and an indirect ownership interest in RAC OpCo through Rice’s ownership of Class A Units of RAC OpCo. By contrast, the Initial Stockholders (as defined below) own direct economic interests in RAC OpCo in the form of Class B Units and a corresponding non-economic voting equity interest in Rice in the form of shares of Class B common stock, as well as a small direct interest through the Sponsor Shares (as defined in Note 4). Sponsor Shares were purchased for $10.00 each and, in the absence of an initial Business Combination, will generally participate in liquidation or other payments on a pari passu basis with the Public Shares (as defined below). However, given the relatively de minimis number of Sponsor Shares relative to Public Shares, in many cases the economic, governance or other effects of the Sponsor Shares are not material to the holders of Class A common stock or warrants, and for simplicity, portions of this disclosure may not fully describe or reflect these immaterial effects.

Upon the closing of the Initial Public Offering and the Private Placement, approximately $237.3 million of the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants in the Private Placement were placed in a trust account (“Trust Account”) located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and invested only in U.S. “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act (as defined below) having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (excluding the amount of any deferred underwriting discount held in Trust) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-business combination company controls 50% or more of the voting securities of the target or is otherwise not required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

The Company will provide the holders of the Company’s Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. Unless otherwise stated herein, the term “Public Shares” includes the 2,500 shares of Class A common stock, par value $0.0001 per share, of the Company held by the Sponsor and forming part of the Sponsor Shares. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then held in the Trust Account (initially anticipated to be $10.00 per Public Share). The per-share amount to be distributed to Public Stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5). These Public Shares will be recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” The Company will proceed with a Business Combination if a majority of the shares voted are voted in favor of the Business Combination. The Company will not redeem the Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks stockholder approval in connection with a Business Combination, the Initial Stockholders (as defined below) have agreed to vote their Founder Shares (as defined below in Note 4), Sponsor Shares and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the Initial Stockholders have agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination.

The Amended and Restated Certificate of Incorporation provides that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 20% or more of the Public Shares, without the prior consent of the Company.

If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or October 26, 2022 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to pay franchise and income taxes of the Company or RAC OpCo (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares and Class A Units of RAC OpCo (other than those held by Rice), which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor, Atlas Point Fund and the Company’s officers and directors (the “Initial Stockholders”) have agreed (i) that any Founder Shares and Sponsor Shares held by them will not be entitled to redemption rights, and they will waive any such redemption rights for any Public Shares held by them, in connection with the completion of the initial Business Combination, (ii) that any Founder Shares and Sponsor Shares held by them will not be entitled to redemption rights, and they will waive any such redemption rights for any Public Shares held by them, in connection with a stockholder vote to amend our amended and restated certificate of incorporation in a manner that would affect the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company have not consummated the initial Business Combination within the Combination Period, (iii) that any Founder Shares held by them are subject to forfeiture, and thus will not be entitled to liquidating distributions from the Trust Account, and they will waive any such rights to liquidating distributions for any Founder Shares, if the Company fails to complete the initial Business Combination within the Combination Period (although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares and Sponsor Shares they hold if the Company fails to complete the initial Business Combination within the Combination Period), and (iv) in certain limited circumstances the Class B Units of RAC OpCo will have more limited rights to current or liquidating distributions from the Company.

The underwriters agreed to waive their rights to the deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and subsequently liquidates and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares and Sponsor Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a letter of intent, confidentiality or other similar agreement or business combination agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share or Class A Unit of RAC OpCo not held by Rice and (ii) the actual amount per Public Share or Class A Unit of RAC OpCo not held by Rice held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share or Class A Unit of RAC OpCo not held by Rice due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable), nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Business Combination Agreements

On April 7, 2021, the Company entered into (i) the Business Combination Agreement (as amended, supplemented or otherwise modified from time to time, the “Aria Merger Agreement”), by and among the Company, RAC OpCo, LFG Intermediate Co, LLC, a Delaware limited liability company and direct subsidiary of RAC OpCo (“RAC Intermediate”), LFG Buyer Co, LLC, a Delaware limited liability company and a direct subsidiary of RAC Intermediate (“RAC Buyer”), Inigo Merger Sub, LLC, a Delaware limited liability company and a direct subsidiary of RAC Buyer (“Aria Merger Sub”), Aria Energy LLC, a Delaware limited liability company (“Aria”), and the Equityholder Representative (as defined therein), pursuant to which, among other things, Aria Merger Sub will merge with and into Aria, with Aria surviving the merger and becoming a direct subsidiary of RAC Buyer, and (ii) the Business Combination Agreement, dated as of April 7, 2021 (as amended, supplemented or otherwise modified from time to time, the “Archaea Merger Agreement” and, together with the Aria Merger Agreement, the “Business Combination Agreements”), by and among the Company, RAC OpCo, RAC Intermediate, RAC Buyer, Fezzik Merger Sub, LLC, a Delaware limited liability company and direct subsidiary of RAC Buyer (“Archaea Merger Sub”), Archaea Energy, LLC (“Archaea Seller”), a Delaware limited liability company, and Archaea Energy II, LLC, a Delaware limited liability company (“Archaea” and, together with Archaea Seller and Aria, the “Companies”), pursuant to which, among other things, Archaea Merger Sub will merge with and into Archaea, with Archaea surviving the merger and becoming a direct subsidiary of RAC Buyer, in each case, on the terms and subject to the conditions therein (the transactions contemplated by the Business Combination Agreements, the “Business Combinations”).

Consideration

Pursuant to the terms of the Aria Merger Agreement and at the Effective Time (as defined therein), (i) all Class A Units of Aria held by a holder of Aria’s Class A Units shall be cancelled and converted into the right to receive (a) the number of Class A Units of RAC OpCo, (b) the number of Class B common stock, par value $0.0001 (“Class B Common Stock”), of the Company and (c) the amount of cash as set forth in, and in accordance with, the Aria Merger Agreement, (ii) all Class B Units of Aria held by a holder of Aria’s Class B Units shall be cancelled and converted into the right to receive (A) the number of Class A Units of RAC OpCo, (B) the number of shares of Class B Common Stock and (C) the amount of cash as set forth in, and in accordance with, the Aria Merger Agreement, and (iii) all Class C Units of Aria shall be cancelled and extinguished without any conversion thereof.

Pursuant to the terms of the Archaea Merger Agreement and at the Effective Time (as defined therein), all equity interests of Archaea will be cancelled and converted into the right to receive (x) the number of Class A Units of RAC OpCo and (y) the number of shares of Class B Common Stock as set forth in, and in accordance with, the Archaea Merger Agreement.

Following the Business Combinations, holders of Class A Units of RAC OpCo (other than the Company) will have the right (an “exchange right”), subject to certain limitations, to exchange Class A Units of RAC OpCo (and a corresponding number of shares of Class B Common Stock) for, at the Company’s option, (i) shares of Class A Common Stock on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, or (ii) a corresponding amount of cash. the Company’s decision to make a cash payment or issue shares upon an exercise of an exchange right will be made by the Company’s independent directors, and such decision will be based on facts in existence at the time of the decision, which the Company expects would include the relative value of the Class A Common Stock (including trading prices for the Class A Common Stock at the time), the cash purchase price, the availability of other sources of liquidity (such as an issuance of preferred stock) to acquire the Class A Units of RAC OpCo and alternative uses for such cash.

Holders of Class A Units of RAC OpCo (other than the Company) will generally be permitted to exercise the exchange right on a quarterly basis, subject to certain de minimis allowances. In addition, additional exchanges may occur in connection with certain specified events, and any exchanges involving more than a specified number of Class A Units of RAC OpCo (subject to the Company’s discretion to permit exchanges of a lower number of units) may occur at any time upon ten business days’ advanced notice. The exchange rights will be subject to certain limitations and restrictions intended to reduce the administrative burden of exchanges upon the Company and ensure that RAC OpCo will continue to be treated as a partnership for U.S. federal income tax purposes.

Following any exchange of Class A Units of RAC OpCo (and a corresponding number of shares of Class B Common Stock), RAC will retain the Class A Units of RAC OpCo and cancel the shares of Class B Common Stock. As the holders of Class A Units of RAC OpCo (other than the Company) exchange their Class A Units of RAC OpCo, the Company’s membership interest in RAC OpCo will be correspondingly increased, the number of shares of Class A Common Stock outstanding will be increased, and the number of shares of Class B Common Stock outstanding will be reduced.

Conditions to Consummation of the Business Combinations

Consummation of the Business Combinations is generally subject to customary conditions of the respective parties, and conditions customary to special purpose acquisition companies, including (i) expiration or termination of all applicable waiting periods under HSR, (ii) the absence of any law or governmental order, threatened or pending, preventing the consummation of the Business Combinations, (iii) completion of the Company Share Redemptions (as defined in the Business Combination Agreements), (iv) receipt of requisite shareholder approval for consummation of the Business Combinations, (v) the consummation of the LES Sale (as defined in the Aria Merger Agreement) by Aria and (vi) the issuance by the Federal Energy Regulatory Commission of an order granting authorization for the Business Combinations pursuant to Section 203 of the Federal Power Act of 1935. In addition, the parties also have the right to not consummate the Business Combinations in the event that the cash on the balance sheet of the combined company following the closing of the Business Combinations (the “Combined Company”) would be less than $150,000,000, subject to the terms of the Business Combination Agreements. Furthermore, the closing of the transactions contemplated by the Aria Merger Agreement is expressly conditioned on the closing of the transactions contemplated by the Archaea Merger Agreement and vice versa.

Termination

Each of the Business Combination Agreements may be terminated by the parties thereto under certain customary and limited circumstances at any time prior to the closing of the Business Combinations, including, without limitation, by mutual written consent or if the Business Combinations have not been consummated within 150 days from the date of the Business Combination Agreements (subject to certain extensions for up to 30 days for delays as set forth in the Business Combination Agreements).

Stockholders Agreement

In connection with the closing of the Business Combinations, the Company, RAC Buyer, RAC OpCo, Sponsor, and certain other individuals affiliated with the Companies (the “Company Holders”) will enter into a stockholders agreement (the “Stockholders Agreement”) pursuant to which, among other things, (i) the board of directors of the Combined Company (the “Board”) will consist of seven members, (ii) the holders of a majority of the Company Interests (as defined in the Stockholders Agreement) held by the RAC Sponsor Holders (as defined in the Stockholders Agreement) will have the right to designate two directors (the “RAC Sponsor Directors”) for appointment or election to the Board during the term of the Stockholders Agreement, (iii) the Ares Investors (as defined in the Stockholders Agreement) will have the right to designate one director (the “Ares Director”) for appointment or election to the Board for so long as the Ares Investors hold at least 50% of the Registrable Securities (as defined in the Stockholders Agreement) held by them on the date that the Business Combinations are consummated (the “Ares Fall-Away Date”), (iv) the Board shall take all necessary action to designate the person then serving as the Chief Executive Officer of the Combined Company (the “CEO Director”) for appointment or election to the Board during the term of the Stockholders Agreement and (v) the Board shall designate three independent directors (the “Independent Directors”) to serve on the Board during the term of the Stockholders Agreement. The Ares Investors shall have the right to consult on the persons to be designated as Independent Directors prior to the Ares Fall-Away Date.

PIPE Financing

On April 7, 2021, the Company entered into subscription agreements (each, a “Subscription Agreement”) with certain investors (the “PIPE Investors”) pursuant to which, among other things, the PIPE Investors have agreed to subscribe for and purchase, and Rice has agreed to issue and sell to the PIPE Investors, an aggregate of 30,000,000 shares of Class A Common Stock, par value $0.0001 per share (“Class A Common Stock”), of the Company for an aggregate purchase price of $300,000,000 on the date of Closing (as defined in each Subscription Agreement), on the terms and subject to the conditions set forth therein (the “PIPE Financing”). Each Subscription Agreement contains customary representations and warranties of the Company, on the one hand, and the PIPE Investor, on the other hand, and customary conditions to closing, including the consummation of the Business Combinations.

Additionally, on April 7, 2021, the Company, RAC OpCo, Sponsor and Atlas Point Energy Infrastructure Fund, LLC, a Delaware limited liability company (“Atlas”), entered into an Amendment to Forward Purchase Agreement (the “FPA Amendment”) pursuant to which the Forward Purchase Agreement, dated as of September 30, 2020 (the “Original Agreement”), by and among such parties was amended to provide that Atlas shall purchase a total of $20,000,000 of Forward Purchase Securities (as defined in the Original Agreement) and the Forward Purchase Warrants (as defined in the Original Agreement) will consist of one-eighth of one redeemable warrant (where each whole redeemable warrant is exercisable to purchase one share of Class A Common Stock at an exercise price of $11.50 per share).

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles (“GAAP”) for interim financial information and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP. In the opinion of management, all adjustments (consisting of normal accruals) considered for a fair presentation have been included. The interim operating results for the three and six months ended June 30, 2021 are not necessarily indicative of the results that may be expected for the year ending December 31, 2021 or any future periods.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s Amendment No. 1 to Annual Report on Form 10-K/A for the period ended December 31, 2020 as filed with the SEC on May 13, 2021, which contains the audited financial statements and notes thereto. The financial information as of December 31, 2020 is derived from the audited financial statements presented in the Company’s Amendment No. 1 to Annual Report on Form 10-K/A for the period ended December 31, 2020.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

This may make comparison of the Company’s condensed consolidated financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Risk and Uncertainties

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus (the “COVID-19 outbreak”). In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally. The full impact of the COVID-19 outbreak continues to evolve. The impact of the COVID-19 outbreak on the Company’s results of operations, financial position and cash flows will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of the COVID-19 outbreak on the financial markets and the overall economy are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Company’s results of operations, financial position and cash flows may be materially adversely affected. Additionally, the Company’s ability to complete an initial Business Combination may be materially adversely affected due to significant governmental measures being implemented to contain the COVID-19 outbreak or treat its impact, including travel restrictions, the shutdown of businesses and quarantines, among others, which may limit the Company’s ability to have meetings with potential investors or affect the ability of a potential target company’s personnel, vendors and service providers to negotiate and consummate an initial Business Combination in a timely manner. The Company’s ability to consummate an initial Business Combination may also be dependent on the ability to raise additional equity and debt financing, which may be impacted by the COVID-19 outbreak and the resulting market downturn.

Liquidity and Capital Resources

As of June 30, 2021, we had approximately $5,000 in our operating bank account and a working capital deficit of approximately $7.6 million.

The Company’s liquidity needs to date had been satisfied through the payment of $26,000 from the Sponsor to purchase the Founder Shares and Sponsor Shares (see Note 4), the loan under the Note of approximately $290,000 (see Note 4), and the net proceeds from the consummation of the Private Placement not held in the Trust Account. The Company repaid the Note in full on November 10, 2020. In addition, in order to finance transaction costs in connection with a Business Combination, the Company’s officers, directors and initial stockholders may, but are not obligated to, provide the Company Working Capital Loans (see Note 4). As of June 30, 2021, there were no amounts outstanding under any Working Capital Loans.

Based on the foregoing, management believes that the Company will have sufficient borrowing capacity to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing, and management has the intent and ability to support the Company through such time period. Over this time period, the Company will be using the funds held outside of the Trust Account for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.

Aria Energy LLC [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Description of Organization, Business Operations and Basis of Presentation

Note 1 — Organization and Description of Business

Aria Energy LLC and its subsidiaries (the Company) design, install, own, and operate long-lived energy projects. The Company was originally formed on September 6, 2007, as EIF Renewable Energy Holdings LLC, a Delaware LLC, headquartered in Novi, Michigan. The Company generates its revenue from customers located throughout the United States from the production and sale of electrical energy from landfill gas fuel engines and renewable energy attributes, production and sale of renewable natural gas (RNG), operating and maintaining landfill gas projects owned by third parties, and constructing energy projects. The Company is currently investing in a project where the fuel source will be methane emanating from dairy herds.

Revenue is generated from the sale of commodities (power and gas), sale of capacity (power market) and also from the sale of attributes, i.e., RECs in the power market and RINs/LCFS in RNG market. RECs are Renewable Energy Credits; RINs are Renewable Identification Numbers; and LCFS is Low Carbon Fuel Standard, California Program.

The Company benefits from Federal and state renewable fuel standards and Federal compliance requirements for landfill owners and operators.

Funds managed by Ares EIF Management LLC hold 94.35% of the ownership interests in the Company.

The accompanying consolidated financial statements present the consolidated financial position and results of operations of Aria Energy LLC and its wholly owned subsidiaries and a 90% owned joint venture.

In March 2020, the World Health Organization classified the outbreak of COVID-19 as a pandemic and recommended containment and mitigation measures worldwide. In response to the COVID-19 pandemic, the Company implemented a COVID-19 response team, led by senior management, which initially met on a daily basis to report health status and develop guidelines to protect its workforce. Daily health monitoring and internal contact tracing protocols were implemented. The response team sought feedback from employees, particularly those working in plants, in developing policies and protocols. Work-from-home protocols were implemented immediately where possible for non-operations personnel. For on-site employees, personal protective equipment (PPE) was provided and enhanced hygiene and physical distancing protocols were implemented. The necessary IT improvements were initiated to facilitate a remote-work environment, and the Company leveraged supplier networks to source COVID-19-specific PPE. Communications from senior leadership to all employees were enhanced; weekly updates were provided.

To date, the Company has not experienced any spread of the disease within its operating and management locations and has had no interruptions to its business operations.

The Company remains vigilant in protecting business operations from the potential effects of COVID-19. Safety protocols, including travel restrictions, remote work, masks, social distancing, daily health screenings and daily exposure reporting and notification, continue to be the cornerstone of the Company’s employee protection plan. The Company is encouraging all employees to seek vaccination against the virus and is providing resources to help locate available vaccines; the Company is also providing four hours of paid vacation for all employees who have been vaccinated.

The Company does not believe COVID-19 had any effect on RIN prices. RINs are based on a federal government program that is managed by Environmental Protection Agency. RIN prices began increasing in late 2019 and rose consistently throughout 2020.

(1)    Organization and Description of Business

Aria Energy LLC and its subsidiaries (the Company) design, install, own, and operate long-lived energy projects. The Company was originally formed on September 6, 2007, as EIF Renewable Energy Holdings LLC, a Delaware LLC, headquartered in Novi, Michigan. The Company generates its revenue from customers located throughout the United States from the production and sale of electrical energy from landfill gas fuel engines and renewable energy attributes, production and sale of renewable natural gas (RNG), operating and maintaining landfill gas projects owned by third parties, and constructing energy projects. The Company is currently investing in a project where the fuel source will be methane emanating from dairy herds.

Revenue is generated from the sale of commodities (power and gas), sale of capacity (power market) and also from the sale of attributes, i.e., RECs in the power market and RINs/LCFS in RNG market. RECs are Renewable Energy Credits; RINs are Renewable Identification Numbers; and LCFS is Low Carbon Fuel Standard, California Program.

The Company benefits from Federal and state renewable fuel standards and Federal compliance requirements for landfill owners and operators.

Funds managed by Ares EIF Management LLC hold 94.35% of the ownership interests in the Company.

The accompanying consolidated financial statements present the consolidated financial position and results of operations of Aria Energy LLC and its wholly owned subsidiaries.

The impact of the pandemic caused by the novel coronavirus (“COVID-19”) and measures to prevent its spread have been impactful and continue to affect our business in several ways. In March of 2020, Aria implemented a COVID-19 response team, led by senior management, which initially met on a daily basis to report health status and develop guidelines to protect our workforce. Daily health monitoring and internal contact tracing protocols were implemented. The response team sought feedback from employees, particularly those working in our plants, in developing policies and protocols. Work-from-home protocols were implemented immediately where possible for non-operations personnel. For on-site employees, PPE was provided and enhanced hygiene and physical distancing protocols were implemented. The necessary IT improvements were initiated to facilitate a remote work environment, and we leveraged supplier networks to source COVID-19 specific PPE. Communications from senior leadership to all employees were enhanced, with weekly updates provided. To date, the Company has not experienced any spread of the disease within its operating and management locations or any material interruptions to its business operations.

In the first half of 2021, several vaccines have been authorized for broad use against COVID-19 in the United States and internationally. As a result of distribution of the vaccines, various federal, state and local government have begun to ease the movement restrictions and initiatives while continuing to adhere to enhanced safety measures, such as physical distancing and face mask protocols. However, the uncertainty continues to exist regarding the severity and duration of the pandemic, the speed and effectiveness of vaccine and treatment developments and deployment, potential mutations of COVID-19, and the effect of actions taken and that will be taken to contain COVID-19 or treat its effect, among others.

We remain uncertain of the ultimate effect COVID-19 could have on our business notwithstanding the distribution of several U.S. government approved vaccines and various federal, state and local governments having begun to ease the movement restrictions and public health initiatives while continuing to adhere to enhanced safety measures, such as physical distancing and face mask protocols. This uncertainty as to the duration and severity of economic effects from the COVID-19 pandemic stems from the potential for, among other things, (i) continued rates of reported cases of COVID-19 and the potential for mutations of COVID-19 to result in increased rates of reported cases for which currently approved vaccines are not effective, (ii) unexpected disruptions to our operating projects and (iii) changes to customer demands.